Expenses by Nature - Summary of Expenses by Nature (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Expense [line items]
Impairment charge on intangible assets	₨ 1,155	₨ 1,701	₨ 1,816
Gain on sale of immovable properties		(2,357)
Contingent consideration	169	₨ 1,300
Net of insurance claim received	1,805
Gain on lease hold rights of land, building and other assets	₨ (885)